Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) per Share
11.	Earnings (Loss) per Share

The calculations of basic earnings (loss) per share and diluted earnings (loss) per share are as follows:

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2018
Basic loss per share	$(13,254)	37,826,398	$(0.35)
Effect of dilutive securities — Stock options		—
Diluted loss per share	$(13,254)	37,826,398	$(0.35)

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2019
Basic loss per share	$(13,191)	38,330,742	$(0.34)
Effect of dilutive securities — Stock options		—
Diluted loss per share	$(13,191)	38,330,742	$(0.34)

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2020
Basic earnings per share	$15,693	39,012,137	$0.40
Effect of dilutive securities — Stock options		33,027
Diluted earnings per share	$15,693	39,045,164	$0.40